Related Party Transactions (Summary of Activity of Loans to Related Parties) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Beginning Balance	$ 2,150	$ 3,374	$ 8,174
New loans and advances	19,778	16,978	9,258
Repayments	(19,447)	(18,202)	(13,648)
Change in composition of related parties	45		(410)
Ending Balance	$ 2,526	$ 2,150	$ 3,374